REMUNERATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Mar. 31, 2022
Remuneration Of Key Management Personnel
SCHEDULE OF REMUNERATION OF DIRECTORS

Directors of the Group and Company received the following remuneration during the years ending March 31 2021 and 2020:

	Year ended March 31,
	2022				2021
	Directors’ fees	Bonus	Salary	Share based payment expenses	Directors’ fees	Bonus	Salary	Share based payment expenses
G. Cerrone (1)	164	-	-	-	35	1,160	-	-
G Jacob (2)	-	75	350	1,579	-	41	85	468
W Simon	44	-	-	1	42	-	-	2
K. Shailubhai (6)	18	-	-	(15)	37	-	-	17
J Brancaccio (3)	42	-	-	20	31	-	-	16
G Macrae (4)	-	-	-	-	13	-	-	-
B Denoyer (5)	15	-	-	4	-	-	-	-
	283	75	350	1,589	158	1,201	85	503

	Year ended March 31,
$’000	2020
	Directors fees	Bonus	Salary	Share based payment expenses

W Simon	41	-	-	4
K. Shailubhai (6)	38	-	-	31
G Macrae (4)	8	-	-	-
L Zambeletti (7)	36	-	-	6
	122	-	-	41

(1)	Gabriele Cerrone’s bonus awarded for $1,160k was awarded on the basis of the co-invention of the use of Chemerin in the COVID-19 indication when he was not a director or employee of the Company (now the subject of a patent application); work carried out in procuring, backing and completing the refinancing the Company in 2020 and actions taken to make new executive appointments and scientific advisory appointments to the Board with the result that the Company now has a clear and accelerated path to the clinic.

(2)	Gary Jacob became an employee and Director of the Company on 7 January 2021

(3)	John Brancaccio was appointed as Director on 10 June 2020

(4)	Gregor Macrae was appointed as Director on 18 December 2019 and resigned on 10 June 2020

(5)	Bernard Denoyer was appointed as Director on 24 November 2021

(6)	K Shailubhai resigned as Director on 17 June 2021

(7)	Leopoldo Zambeletti resigned as Director on 18 December 2019

SCHEDULE OF SHARE OPTIONS GRANTED TO DIRECTORS

The following share options were granted to Directors in the year:

	2022	2021	2020
	Number of options	Number of options	Number of options

J Brancaccio	325,000	450,000	-
G Jacob	3,250,000	40,000,000	-
B Denoyer	1,000,000	-	-
	4,575,000	40,450,000	-

SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION
	2022	2021	2020
	$’000	$’000	$’000

Short-term employee benefits	1,026	1,455	351
Share based payments	1,815	515	41

	2,841	1,970	392